COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Legal proceedings and contingencies:

Claim by former South African distributor

In December 2007, the Company terminated its agency agreement with its former South African agent, World of Marble and Granite (“WOMAG”), on the basis that WOMAG had breached the agreement. During the years the Company and WOMAG filed counter claims in the court of South Africa and in Israel.

Following negotiations held during 2020 between the parties, on January 15, 2021, the Company paid WOMAG an amount of approximately EUR 7.2 million ($8,900) as part of the settlement for the majority of WOMAG’s claim for breach of contract. The remaining minimal disputed amounts were settled during 2022.

Bodily injury claims related to exposure to silica dust:

Overview:

The Company is subject to numerous claims mainly by fabricators, their employees or National Insurance Institute (the Israeli insurance institute -"NII" or Australian states workers compensation regulators), alleging that fabricators contracted illnesses, including silicosis, through exposure to silica particles during cutting, polishing, sawing, grinding, breaking, crushing, drilling, sanding or sculpting Company's products.

Individual claims in Israel

As of December 31, 2023, the Company is subject to 150 pending bodily injury claims (individual claims and NII subrogation or related future probable claims) that have been submitted in Israel since 2008 against the Company directly, or that have named the Company as third-party defendant by fabricators or their employees in Israel, by the injurer's successors, by the NII or by others.

As of December 31, 2023, the Company has 9 pending pre-litigation demand letters on behalf of certain fabricators in Israel.

Most of the claims in Israel do not specify a total amount of damages sought, as the plaintiff’s future damages are intended to be determined at trial.

In November 2015 and in May 2017, the Company entered into agreements with the State of Israel and with its main distributors in Israel, respectively, with the consent of its insurance carriers, under which the Company agreed with the State and each of its main distributors to cooperate, subject to certain terms, with respect to the management of the individual claims that have been filed and claims that may be submitted during a certain time period (NII claims are excluded from the Company’s agreement with the State) and on the apportionments of the total liability between the Company , the State, and the distributors, if found, in such claims. During January 2020, the State of Israel approved an additional 5 year extension to its agreement with the company.

Class action in Israel:

In April 27, 2014, a lawsuit by a single plaintiff and a motion for the recognition of this lawsuit as a class action was filed against the Company in the Central District Court in Israel. The plaintiff alleges that, if the lawsuit is recognized as a class action, the claim against the Company is estimated to be NIS 216 million (approximately $56,180). In addition, the claim includes an unstated sum in compensation for special and general damages.

On January 4, 2018, the Company and the plaintiff submitted to the Israeli District Court a settlement agreement, which was approved in July 2021. The claim was dismissed and during 2022, the Company paid without any admission of liability, an aggregate amount of NIS 9.0 million (approximately $2,557) to fund certain safety related equipment at fabrication facilities in Israel, as well as plaintiff’s compensation and legal expenses. The amounts transferred were fully utilized during 2023.

During 2021 the Company received refund of NIS 7.0 million (approximately $2,100) from its insurance carrier which was recorded as a reduction of legal settlements expenses.

Individual claims in Australia:

As of December 31, 2023, Company’s subsidiary in Australia is subject to 74 pending bodily injury claims that have been submitted in Australia since 2018 against it directly, or that have named the Company as third-party defendant by fabricators in Australia.

Commencing 2021, the Company reassessed the expected outcome of the individual product liability claims in Australia following Company's and its insurance carrier consent for several settlements. Based on this development and also based on its legal advisors’, contingent losses related to the product liability individual claims are probable, and pursuant to ASC 450, an accrual has been recorded for the loss contingencies related to such claims.

Individual claims in the U.S.:

As of December 31, 2023, Company’s subsidiary in U.S. (Caesarstone U.S.) is subject to 22 pending bodily injury claims that have been submitted in U.S. against it directly, or that have named the Company as third-party defendant by fabricators in U.S. Since such claims are at an early stage in accordance with ASC 450, therefore no provision is provided.

Summary of the provisions for claims mentioned:

In order to reasonably estimate the losses for bodily injury claims in Israel and Australia reflected in the table below, the Company performed a case-by-case analysis with its legal advisors of the relevant facts that were reasonably available to it, related to the claims filed, including, among other things, the specific known or estimated health condition of the claimants, their ages, salaries, related probable future subrogation claims from the NII, and other factors that might have an impact on the final outcome of such claims. The Company will continue to regularly monitor changes in facts for each claim and will update its best estimate if required.

Accordingly, the reserve for bodily injury claims in Israel and Australia (including class action) as of December 31, 2023 and 2022 totaled to $25,717 and $35,980 respectively, of which $14,509 and $16,408 is reported in short term legal settlements and loss contingencies and $11,208 and $19,572 is reported in long-term liabilities. The Company currently cannot estimate the number of claimants that may file claims in the future or the nature of their claims in order to conclude probability or the range of loss.

The Company updated its provision in 2023, 2022 and 2021 to reflect the outstanding claims in the below table, and provided a provision also for related NII unasserted claims, based on its legal advisors’ and according to ASC 450, taking into consideration new claims filed, settlements reached and other new information available.

A summary of bodily injury claims for which the Company provided provision is as follows:

	Year ended December 31,
	2023	2022	2021

Outstanding claims, January 1,	221	203	173

New claims	63	87	73
Settled and dismissed claims	(60)	(69)	(43)

Outstanding claims, December 31	224	221	203

Insurance

The Company maintains insurance for product liability claims, including for bodily injury claims related to exposure to silica dust, where such insurance cover can be obtained. The Company has purchased insurance policies for the period from 2008 and to date from several insurance carriers that provide coverage for product liability losses, subject to certain terms and conditions, and the related defense costs up to a certain limit per case and per policy year.

As of December 31, 2023, the Company has regional product liability insurance policies, other than in Israel and Australia. Specifically, in the United States and Canada, local policy covers up to $20 mililion and CAD 20 million respectively, per claim or per year, subject to certain terms and limitations, with relatively low deductibles.

The collectability of the Company's insurance receivables is regularly evaluated, and the amounts recorded are probable of collection. This conclusion is based on analysis of the terms of the underlying insurance policies, experience in successfully recovering individual product liability claims from Company's insurers, the insurance carrier was party to the agreement with the State of Israel and the financial ability of the insurance carriers to pay the claims and the relevant facts and applicable law.

As of December 31, 2023, and 2022, the insurance receivable totaled to $8,361 and $7,306, respectively, reported in the other accounts receivable and prepaid expenses.

During the years ended December 31, 2023 and 2022, legal settlements and loss contingencies expenses related to the bodily injury claims related to exposure to silica dust totaled to a credit of $4,847 and expense of $597, respectively, which reflects the deductible amounts for claims covered by insurance policies, claims not covered and the impact of settlements including the related legal costs.

General:

From time to time, the Company is involved in other legal proceedings and claims in the ordinary course of business related to a range of matters. While the outcome of these other claims cannot be predicted with certainty, the Company monitors and estimates the possible loss deriving from these claims based on new information available and based on its legal advisors, and believes that it recorded an adequate reserve for these claims in accordance with ASC 450.

b.	Purchase obligation:

The Company's significant contractual obligations and commitments as of December 31, 2023, are for purchase obligations to certain suppliers and amounted to $18,611 for the fiscal year 2024.

c.	Pledges and guarantees:

1.
As of December 31, 2023, the Company had outstanding guarantees and letters of credit with various expiration dates in a principal amount of approximately $8,327 related to facilities, machinery and equipment, and other miscellaneous guarantees.

2.	See also note 15.